UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			      Washington, D.C. 20549

			   	   FORM N-PX

         	ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
	           	    MANAGEMENT INVESTMENT COMPANY

	   	  Investment Company Act file number:  811-21114

			 	ProShares Trust
	 	 (Exact name of registrant as specified in charter)

			7501 Wisconsin Avenue, Suite 1000
		       		Bethesda, MD 20814
	        (Address of principal executive offices) (Zip code)

	  	The Corporation Trust Company/ProShare Advisors LLC
		  	  7501 Wisconsin Avenue, Suite 1000
		                Bethesda, MD 20814
 	      	      (Name and Address of Agent for Service)

   	Registrant's telephone number, including area code:  (240) 497-6400

   	Date of fiscal year end: May 31

   	Date of reporting period: June 19, 2006 to June 30, 2006

Item 1.  Proxy Voting Record.

Ultra S&P500 ProShares
Ultra QQQ ProShares
Ultra Dow30 ProShares
Ultra MidCap400 ProShares
Short S&P500 ProShares
Short QQQ ProShares
Short Dow30 ProShares
Short MidCap400 ProShares

The Portfolios listed above held no voting securities during the period covered by this report. No records are attached.


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust


By:
/s/ Louis Mayberg
Louis Mayberg
President

Date: July 18, 2006